Derivative Financial Instruments - Summary of Derivative Instrument (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Derivative assets	$ 462
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative assets	343
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative assets	$ 119